Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2025	$ 2,547
2026	10,190
2027	192,133
2028	1,486,347
2029	831,704
Total	$ 2,522,921	$ 2,390,689